Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	MARCUS & MILLICHAP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36155
Entity Tax Identification Number	35-2478370
Entity Address, Address Line One	23975 Park Sorrento
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	818
Local Phone Number	212-2250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001578732
Amendment Flag	false